SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized MSRs
Balance at end of period	$ 1,845,000,000	$ 2,718,000,000
Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	1,800,000,000	2,700,000,000
Principal amount of loans and other financial instruments	224,000,000,000	286,000,000,000
Capitalized MSRs
Balance at beginning of period	2,718,000,000	1,942,000,000
Originations	217,000,000	634,000,000
Changes in fair value of MSRs due to changes in inputs and assumptions	(344,000,000)	640,000,000
Other changes	(429,000,000)	(496,000,000)
Sale of MSRs	(317,000,000)	(2,000,000)
Balance at end of period	1,845,000,000	2,718,000,000	1,942,000,000
Servicing fees	638,000,000	800,000,000	990,000,000
Late fees	25,000,000	42,000,000	65,000,000
Ancillary fees	56,000,000	100,000,000	122,000,000
Total MSR fees	719,000,000	942,000,000	1,177,000,000
Mortgage securitizations - Non-agency-sponsored
Capitalized MSRs
Original par value of securities transferred to re-securitization entities	1,200,000,000	955,000,000
Fair value of re-securitizations deals in which the entity holds a retained interest	545,000,000	425,000,000
Market value of retained interest related to re-securitization transaction	194,000,000	131,000,000
Original par value of re-securitizations deals in which the entity holds a retained interest	5,100,000,000	6,100,000,000
Senior interests
Capitalized MSRs
Fair value of re-securitizations deals in which the entity holds a retained interest	133,000,000	58,000,000
Subordinated interests
Capitalized MSRs
Fair value of re-securitizations deals in which the entity holds a retained interest	412,000,000	367,000,000
U.S. government-sponsored agency guaranteed
Capitalized MSRs
Fair value of re-securitizations deals in which the entity holds a retained interest	1,800,000,000	1,500,000,000
Market value of retained interest related to re-securitization transaction	1,500,000,000	1,200,000,000
Securities transferred to re-securitization entities	22,500,000,000	26,300,000,000
Original fair value of re-securitizations deals in which the entity holds a retained interest	73,000,000,000	75,500,000,000
Citicorp | Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	$ 1,700,000,000	$ 2,100,000,000